Financial instruments and financial risk management - Foreign currency risk (Details) € in Millions, £ in Millions, $ in Millions	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 $ / €	Mar. 31, 2020 € / $	Mar. 31, 2020 € / £	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 € / $	Mar. 31, 2019 € / £	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 GBP (£)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 € / $	Mar. 31, 2018 € / £	Mar. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Year end foreign currency rate			1.0956	1.1029	0.8883				1.1217	0.8606				1.2321	0.8756
Monetary assets	£ 22.5	$ 2,150.1				€ 1,974.8	£ 17.0	$ 485.2			€ 452.1	£ 12.2	$ 168.0			€ 150.2
Monetary liabilities		1,181.0				1,074.7		202.4			180.5		246.1			199.8
Assets measured at fair value						671.7					536.2					214.7
Cross currency interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value						2.0					2.0					0.0
Current and non-current maturities of debt | USD
Disclosure of detailed information about financial instruments [line items]
Monetary liabilities		129.2				117.1		202.4			180.5		246.1			199.8
Pre-delivery Aircraft Payables
Disclosure of detailed information about financial instruments [line items]
Monetary liabilities		1,051.8				957.6
Cash and liquid resources | GBP
Disclosure of detailed information about financial instruments [line items]
Monetary assets	£ 22.5					25.3	£ 17.0				19.6	£ 12.2				13.9
Cash and liquid resources | USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets		$ 2,150.1				€ 1,949.5		$ 485.2			€ 432.5		$ 168.0			€ 136.3